Discontinued Operations Sold (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Discontinued Operations Sold [Abstract]
Schedule of Sale of the Poland and Netherlands Assets
	As of January 19	As of December 31
Poland	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$630	$630
Other current assets	442	443
Property, plant, and equipment, net	63,107	63,107
Operating leases, non-current - assets	5,923	5,923
Total assets held for sale	$70,102	$70,103

Liabilities:
Accounts payable	$2,933	$2,935
Operating leases, current – liabilities	281	281
Other current liabilities	25	1,549
Operating leases, non-current - liabilities	5,798	5,798
Other non-current liabilities	985	985
Total liabilities to be disposed of	$10,022	$11,548

Net assets held for sale	$60,080	$58,555

	As of February 21,	As of December 31
Netherlands	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$75	$155
Accounts receivable, net	-	99
Other current assets	178	58
Property, plant, and equipment, net	7,669	7,845
Operating leases, non-current – assets	1,441	1,469
Other non-current assets	1,192	1,214
Total assets held for sale	$10,555	$10,840

Liabilities:
Accounts payable	$945	$925
Operating leases, current – liabilities	55	55
Other current liabilities	95	430
Operating leases, non-current – liabilities	1,273	1,301
Total liabilities to be disposed of	$2,368	$2,711

Net assets held for sale	$8,187	$8,129

The balances and results of the Polish and Netherlands disposal groups are presented below:
	As of December 31
Poland	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$630	$431
Other current assets	443	1,105
Property, plant, and equipment, net	63,107	69,656
Operating leases, non-current - assets	5,923	5,378
Total assets held for sale	$70,103	$76,570

Liabilities:
Accounts payable	$2,935	$1,760
Operating leases, current – liabilities	281	233
Other current liabilities	1,549	1,157
Operating leases, non-current - liabilities	5,798	4,995
Other non-current liabilities	985	824
Total liabilities to be disposed of	$11,548	$8,969

Net assets held for sale	$58,555	$67,601
	As of December 31,
Netherlands	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$155	$13
Accounts receivable, net	99	487
Other current assets	58	82
Property, plant, and equipment, net	7,845	7,984
Operating leases, non-current – assets	1,469	1,438
Other non-current assets	1,214	1,176
Total assets held for sale	$10,840	$11,180

Liabilities:
Accounts payable	$925	$23
Operating leases, current – liabilities	55	52
Other current liabilities	430	235
Operating leases, non-current – liabilities	1,301	1,312
Total liabilities to be disposed of	$2,711	$1,622

Net assets held for sale	$8,129	$9,558

Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss
	Three Months Ended September 30		Nine Months Ended September 30
Poland	2024	2023	2024	2023
	(in thousands)		(in thousands)

Revenues	$-	$2,952	$106	$7,116

Operating Expenses
Cost of revenues	-	(1,020)	(101)	(3,021)
Depreciation, amortization, and accretion	-	(648)	(123)	(1,909)
Gain on disposal of asset	-	-	3,484	-
Total operating expenses	-	(1,668)	3,260	(4,930)

Income/(loss) from discontinued operations	-	1,284	3,366	2,186

Other income/(expense):
Interest expense	-	(1,425)	(688)	(3,996)
Other expense	-	(104)	-	(189)
Total other expenses	-	(1,529)	(688)	(4,185)
Income/(Loss) before provision for income taxes	-	(245)	2,678	(1,999)
Net income/(loss) from discontinued operations	$-	$(245)	$2,678	$(1,999)

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic and diluted	-	(245)	2,678	(1,999)
Net income/(loss) per share attributable to common stockholders, basic and diluted	-	(0.11)	0.81	(0.87)
Weighted-average common stock outstanding, basic & diluted	-	2,300,000	3,311,194	2,300,000
	Three Months Ended September 30		Nine Months Ended September 30
Netherlands	2024	2023	2024	2023
	(in thousands)		(in thousands)

Revenues	-	$546	$16	$2,727

Operating Expenses
Cost of revenues	-	(142)	(115)	(393)
Depreciation, amortization, and accretion	-	(64)	(57)	(300)
Loss on disposal of asset	-	-	(1,222)	-
Total operating expenses	-	(206)	(1,394)	(693)

Income/(loss) from discontinued operations	-	340	(1,378)	2,034

Other income/(expense):
Interest expense	-	(275)	(113)	(800)
Other expense	-	-	-	(61)
Total other expenses	-	(275)	(113)	(861)
Loss before provision for income taxes	-	65	(1,491)	$1,173
Income taxes	-	(161)	-	(161)
Net loss from discontinued operations	-	(96)	(1,491)	1,012

Impact of discontinued operations on EPS
Net loss attributable to common stockholders, basic and diluted	-	(96)	(1,491)	1,012
Net loss per share attributable to common stockholders, basic and diluted	-	(0.04)	(0.45)	0.44
Weighted-average common stock outstanding, basic & diluted	-	2,300,000	3,311,194	2,300,000